GOODWILL AND OTHER INTANGIBLE ASSETS Disclosures and Components of Other Intangibles (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	$ 1,846	$ 2,149
Accumulated Amortization	1,381	1,338
Other intangible assets, net	475	821
Total amortizable intangible assets	465	811
Gross Book Value	1,856	2,159
In-Process R&D	10	10
Purchased technology
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	1,467	1,733
Accumulated Amortization	1,093	1,068
Other intangible assets, net	374	665
Backlog
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount		8
Accumulated Amortization		8
Other intangible assets, net		0
Trademark/Tradename
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	196	196
Accumulated Amortization	163	148
Other intangible assets, net	33	48
Customer Relationships
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	149	180
Accumulated Amortization	112	105
Other intangible assets, net	37	75
Third-Party Technology and Licenses [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	34	32
Accumulated Amortization	13	9
Other intangible assets, net	$ 21	$ 23